Intangible Assets Including Goodwill - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangible assets	$ 0	$ 0
Intangible assets, increase (decrease)	731
Intangible assets acquired	2,491
Intangible asset amortization expense	2,737	2,499
Retirement of fully amortized intangible assets	725	923
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	$ 0	$ 0